Parent Company Financial Information (Parent Company Only) (Schedule Of Statements Of Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Interest income from securities									$ 15,944	$ 19,077	$ 15,682
Total interest and dividend income	79,305	80,645	83,274	84,827	86,594	88,083	84,941	87,247	328,051	346,865	374,051
INTEREST EXPENSE									143,170	178,131	204,486
NET INTEREST AND DIVIDEND INCOME	45,853	46,188	47,466	45,374	43,865	44,308	40,556	40,005	184,881	168,734	169,565
OTHER INCOME									1,955	2,142	3,898
Salaries and employee benefits									44,235	44,913	42,666
Other, net									11,459	12,027	7,962
Total other expenses									91,075	132,317	89,730
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY IN (EXCESS OF DISTRIBUTION OVER) UNDISTRIBUTED EARNINGS OF SUBSIDIARY									115,999	57,352	105,365
INCOME TAX EXPENSE (BENEFIT)									41,486	18,949	37,525
NET INCOME	17,736	18,673	19,315	18,789	16,766	17,259	15,636	(11,258)	74,513	38,403	67,840
Capitol Federal Financial [Member]
Dividend income from the Bank									88,871	45,643	84,869
Interest income from other investments									2,835	3,221	2,927
Interest income from securities									1,062	1,093
Total interest and dividend income									92,768	49,957	87,796
INTEREST EXPENSE										855	1,680
NET INTEREST AND DIVIDEND INCOME									92,768	49,102	86,116
OTHER INCOME										26	50
Contribution to Foundation										40,000
Salaries and employee benefits									838	856	929
Regulatory And Outside Services									276	337	493
Other, net									694	650	270
Total other expenses									1,808	41,843	1,692
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY IN (EXCESS OF DISTRIBUTION OVER) UNDISTRIBUTED EARNINGS OF SUBSIDIARY									90,960	7,285	84,474
INCOME TAX EXPENSE (BENEFIT)									731	(13,425)	(138)
INCOME BEFORE EQUITY IN (EXCESS OF DISTRIBUTION OVER) UNDISTRIBUTED EARNINGS OF SUBSIDIARY									90,229	20,710	84,612
EQUITY IN (EXCESS OF DISTRIBUTION OVER) UNDISTRIBUTED EARNINGS OF SUBSIDIARY									(15,716)	17,693	(16,772)
NET INCOME									$ 74,513	$ 38,403	$ 67,840